Leases and subleases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Balance at beginning of period	$ 29,128	$ 32,990
Additions	0	163
Cash paid for rent - principal - financing cash flow	(3,338)	(4,025)	$ (3,375)
Cash paid for rent - interest	(1,544)	(1,982)
Interest expense	1,544	1,982	2,181
Deconsolidated	(4,146)	0
Balance at end of period	$ 21,644	$ 29,128	$ 32,990